Earnings Per Share - Components of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Earnings Per Share [Abstract]
Net income attributable to U.S. Bancorp	$ 7,963		$ 4,959		$ 6,914
Preferred dividends	(303)	[1]	(304)	[2]	(302)	[3]
Impact of preferred stock call and redemption	(17)	[4]	(13)	[5]
Earnings allocated to participating stock awards	(38)		(21)		(29)
Net income applicable to U.S. Bancorp common shareholders	$ 7,605		$ 4,621		$ 6,583
Average common shares outstanding	1,489		1,509		1,581
Net effect of the exercise and assumed purchase of stock awards	1		1		2
Average diluted common shares outstanding	1,490		1,510		1,583
Earnings per common share	$ 5.11		$ 3.06		$ 4.16
Diluted earnings per common share	$ 5.10		$ 3.06		$ 4.16

[1]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series I, Series J, Series K, Series L, Series M and Series N Non-Cumulative Perpetual Preferred Stock of $3,548.61, $887.153, $1,625.00, $232.953, $1,325.00, $1,375.00, $937.50, $952.778 and $202.986, respectively.
[2]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series H, Series I, Series J, Series K and Series L Non-Cumulative Perpetual Preferred Stock of $3,558.332, $889.58, $1,625.00, $1,287.52, $1,281.25, $1,325.00, $1,375.00 and $203.13, respectively.
[3]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series H, Series I, Series J and Series K Non-Cumulative Perpetual Preferred Stock of $3,654.95, $887.15, $1,625.00, $1,287.52, $1,281.25, $1,325.00 and $1,375.00, respectively.
[4]	Represents stock issuance costs originally recorded in preferred stock upon the issuance of the Company’s Series I and Series F Preferred Stock that were reclassified to retained earnings on the date the Company announced its intent to redeem the outstanding shares.
[5]	Represents stock issuance costs originally recorded in preferred stock upon the issuance of the Company’s Series H Preferred Stock that were reclassified to retained earnings on the date the Company announced its intent to redeem the outstanding shares.